SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of stock option activity

			Weighted
		Weighted	average	Aggregate	Weighted
	Number of	average	remaining	intrinsic	average grant-
	share options	exercise price	contractual life	value	date fair value
		US$	In Years	US$ in thousands	US$
Outstanding as of January 1, 2022	82,475,968	2.71	8.05	1,214,916	2.82
Granted*	8,424	0.00
Exercised	(12,413,256)	1.59
Forfeited	(1,709,938)	3.39
Outstanding as of December 31, 2022	68,361,198	2.90	7.23	498,336	2.99
Exercised	(11,810,406)	2.16
Forfeited	(718,812)	4.09
Outstanding as of December 31, 2023	55,831,980	3.04	6.34	294,189	3.15
Granted*	120,000	6.03
Exercised	(10,247,906)	2.57
Forfeited	(1,025,846)	4.83
Outstanding as of December 31, 2024	44,678,228	3.11	5.44	169,354	3.25

Vested and expected to vest as of December 31, 2024	44,678,228	3.11	5.44	169,354	3.25
Exercisable as of December 31, 2024	38,248,408	2.91	5.28	152,763	2.81
*	The weighted average grant-date fair value of share options granted in 2022 and 2024 was US$12.13 and US$0.10, respectively.

Schedule of RSU activity

		Weighted average
	Number of RSUs	grant-date fair value
		US$
Outstanding as of January 1, 2022	3,521,118	19.05
Granted	19,686,470
Vested	(1,959,584)
Forfeited	(435,058)
Outstanding as of December 31, 2022	20,812,946	11.23
Granted	26,216,836
Vested	(6,109,908)
Forfeited	(1,461,262)
Outstanding as of December 31, 2023	39,458,612	9.58
Granted	6,065,856
Vested	(11,721,356)
Forfeited	(2,265,298)
Outstanding as of December 31, 2024	31,537,814	9.20

Schedule of share-based compensation expenses

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(In thousands)
Cost of revenues	39,587	46,395	43,332
Sales and marketing expenses	170,366	262,431	280,668
Research and development expenses	284,323	418,769	421,411
General and administrative expenses	197,928	329,372	398,274
Total	692,204	1,056,967	1,143,685